Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net (loss) income	$ (50,491)	$ (67,505)	$ (185,418)
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	57,215	74,266	101,518
Increase (decrease) in reserve for unfunded commitments	232	(1,109)	525
Depreciation, amortization and accretion	12,700	11,978	11,574
Goodwill impairment	0	0	89,706
Impairment of bank properties and equipment and real estate owned	1,736	1,394	277
Impairment charge on available for sale securities		250	1,329
Net gain on sales and calls of investment securities	(151)	(1,901)	(4,673)
Loss (gain) on real estate owned	345	(26)	(18)
Purchase of trading securities		(41,371)
Proceeds from sale of trading securities		41,367
Increase in fair value of interest rate lock commitments	(847)
Gain on sale of loans	(8,414)	(3,247)	(3,560)
Increase in cash surrender value of BOLI	(1,987)	(2,199)	(2,074)
Deferred income taxes			20,342
Stock-based compensation	1,315	1,458	2,612
Shares contributed to employee benefit plans	(1,126)	1,096	644
Credit valuation adjustments	54	(2,042)	1,948
Change in fair value of residential mortgage loans held-for-sale	(2,065)
Mortgage loans originated for sale	(471,185)	(141,482)	(189,077)
Proceeds from the sale of mortgage loans	405,842	135,895	185,520
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable	858	1,092	2,231
Other assets	4,378	12,629	5,373
Other liabilities	11,698	11,872	(1,169)
Net cash (used in) provided by operating activities	(37,641)	32,415	37,610
INVESTING ACTIVITIES
Purchases of investment securities available for sale	(117,411)	(248,524)	(465,629)
Purchases of investment securities held to maturity	(250)
Net (purchase) redemption of restricted equity securities	(2,060)	1,764	(2,091)
Proceeds from maturities, prepayments or calls of investment securities available for sale	141,795	151,002	246,278
Proceeds from maturities, prepayments or calls of investment securities held to maturity	676	1,693	3,911
Proceeds from sale of investment securities available for sale	47,500	63,001	175,381
Proceeds from the sale of commercial real estate loans		98,628	54,808
Net (increase) decrease in loans	(67,475)	12,447	51,794
Purchases of bank properties and equipment	(3,869)	(8,384)	(5,090)
Return of surrender value of BOLI		2,230	5,171
Proceeds from sale of real estate owned	3,559	1,597	8,049
Insurance proceeds from real estate owned			154
Net cash provided by investing activities	2,465	75,454	72,736
FINANCING ACTIVITIES
Net increase (decrease) in deposits	45,247	(272,105)	31,192
Net repayments of federal funds purchased			(89,000)
Net repayments of securities sold under agreements to repurchase - customer	(3,700)	(639)	(12,370)
Repayments of short-term advances from FHLBNY	(1,318)	(1,266)	(11,216)
Borrowings of long-term advances from FHLBNY	60,000
Repayments under securities sold under agreements to repurchase - FHLB	(15,000)
Repayment of obligation under capital lease	(259)	(243)	(190)
Proceeds from the issuance of preferred stock (see Note 21)			88,009
Redemption of preferred stock			(88,009)
Preferred stock issuance costs			(7,495)
Common stock issuance costs		(571)
Proceeds from issuance of common stock		99,551	106,839
Net cash provided by (used in) financing activities	84,970	(175,273)	17,760
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	49,794	(67,404)	128,106
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	119,822	187,226	59,120
CASH AND CASH EQUIVALENTS, END OF YEAR	169,616	119,822	187,226
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	21,137	25,048	32,766
Income taxes paid		154	110
SUPPLEMENTAL DISCLOSURE OF NON-CASH ITEMS
Transfer of real estate owned to bank property			1,900
Transfer of loans or bank properties to real estate owned	7,679	3,344	4,625
Transfer of loans from held-for-sale to held-for-investment	9,905	6,374	2,985
Commitments to purchase investment securities			$ 2,500